Employee benefit expenses (Schedule of Key Management Personnel Compensation) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Disclosure of defined benefit plans [line items]
Salary and management fees	₪ 5,268	$ 1,497	₪ 5,039	₪ 5,013
Bonus	4,569	1,298	4,840	5,434
Share based payment expense	321	91	0	0
Directors remuneration	332	94	345	403
Key management personnel compensation	₪ 10,490	$ 2,980	₪ 10,224	₪ 10,850